Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

7. Prepaid Expenses and Other Current Assets

Prepaid and other current assets generally consist of amounts paid to vendors for services that have not yet been performed and consist of the following:

	September 30	December 31
	2024	2023
	(in thousands)
Prepaid expenses and other current assets	$1,591	$2,552
Other receivable	72	82
Total	$1,663	$2,634

8.	Prepaid Expenses and Other Current Assets

Prepaid and other current expenses generally consist of amounts paid to vendors for services that have not yet been performed. Other receivable, prepaid expenses and other current assets consist of the following (in thousands):

	Year Ended December 31,
	2023	2022
	(in thousands)
Prepaid expenses and other current assets	$2,602	$328
Accrued revenue	6	294
Other receivable	736	860
Total	$3,344	$1,482